Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [Line Items]
Items not subsequently reclassifiable to profit or loss	€ 380	€ 64	€ 12
Items subsequently reclassifiable to profit or loss	1,074	(902)	(4,022)
Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss	4		1
Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss	4		5
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Actuarial gains/(losses) excluding investments accounted for using the equity method	328	(146)	(267)
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	0	0	(1)
Tax effects	(11)	(19)	45
Items not subsequently reclassifiable to profit or loss	380	64	12
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	70	365	358
Change in fair value (investments accounted for using the equity method, net of taxes)	0	(13)	(14)
Equity risk hedging instruments designated as fair value hedges	(3)	(53)	(24)
Tax effects	(4)	(70)	(85)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	(4)	29	4
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Tax effects	0	(9)	(2)
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	1,171	(590)	(3,872)
Currency translation differences	(3)	24	32
Hedges of net investments in foreign operations	(107)	(60)	180
Tax effects	30	19	(58)
Items subsequently reclassifiable to profit or loss	1,074	(902)	(4,022)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	(17)	4	15
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Tax effects	4	(1)	(3)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Regeneron
Disclosure of analysis of other comprehensive income by item [Line Items]
Currency translation differences	€ 0	€ (318)	€ (318)